Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of breakdown of the main items

Thousand of Reais	2024	2023	2022

Cash and balances with the Brazilian Central Bank	17,990,483	13,807,832	10,202,362
Loans and advances - Credit institutions	2,992,514	2,234,602	2,722,311
Loans and advances - Customers	75,859,217	81,330,804	73,596,047
Debt instruments	29,500,935	24,195,031	22,001,700
Pension Plans (note 21)	36,014	36,973	19,587
Other interest	10,804,315	6,677,465	6,683,111
Total	137,183,478	128,282,707	115,225,118